Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2017	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Beginning balance		$ 1,870
Ending balance		2,094	$ 1,870
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance		1,870
Ending balance	$ 1,926	2,094	1,870
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance		1,639
Ending balance		1,850	1,639
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance		231
Ending balance		244	231
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	99	102	99
Net remeasurement of loss allowance		6	24
Loan originations		7	10
Derecognitions and maturities		(6)	(8)
Total PCL		7	26
Write-offs		(19)	(20)
Recoveries of previous write-offs		13	7
Foreign exchange and other		(17)	(10)
Ending balance	73	86	102
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	570	560	570
Net remeasurement of loss allowance		216	238
Loan originations		48	39
Derecognitions and maturities		(56)	(68)
Total PCL		208	209
Write-offs		(306)	(301)
Recoveries of previous write-offs		118	92
Foreign exchange and other		(22)	(10)
Ending balance		558	560
Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	337	293	337
Net remeasurement of loss allowance		264	198
Loan originations		20	19
Derecognitions and maturities		(28)	(45)
Total PCL		256	172
Write-offs		(339)	(319)
Recoveries of previous write-offs		93	103
Foreign exchange and other		2
Ending balance		305	293
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	912	915	912
Net remeasurement of loss allowance		389	263
Loan originations		199	163
Derecognitions and maturities		(184)	(166)
Model changes			(10)
Total PCL		404	250
Write-offs		(203)	(297)
Recoveries of previous write-offs		66	59
Foreign exchange and other		(37)	(9)
Ending balance	772	1,145	915
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance		482
Ending balance		522	482
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance		374
Ending balance		403	374
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance		108
Ending balance		119	108
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	16	20	16
Transfer to Stage 1		27	34
Transfer to Stage 2		(2)	(1)
Net remeasurement of loss allowance		(35)	(37)
Loan originations		7	10
Derecognitions and maturities		(2)	(2)
Total PCL		(5)	4
Ending balance		15	20
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	76	90	76
Transfer to Stage 1		174	214
Transfer to Stage 2		(18)	(22)
Transfer to Stage 3		(5)	(4)
Net remeasurement of loss allowance		(183)	(196)
Loan originations		48	39
Derecognitions and maturities		(16)	(18)
Total PCL			13
Foreign exchange and other		(1)	1
Ending balance		89	90
Stage One [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	83	74	83
Transfer to Stage 1		107	177
Transfer to Stage 2		(21)	(37)
Transfer to Stage 3		(1)	(1)
Net remeasurement of loss allowance		(96)	(164)
Loan originations		20	19
Derecognitions and maturities		(4)	(3)
Total PCL		5	(9)
Foreign exchange and other		1
Ending balance		80	74
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	268	298	268
Transfer to Stage 1		201	136
Transfer to Stage 2		(50)	(31)
Transfer to Stage 3		(1)	(1)
Net remeasurement of loss allowance		(214)	(155)
Loan originations		199	163
Derecognitions and maturities		(102)	(80)
Model changes			(7)
Total PCL		33	25
Foreign exchange and other		7	5
Ending balance		338	298
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance		991
Ending balance		1,087	991
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance		895
Ending balance		984	895
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance		96
Ending balance		103	96
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	34	38	34
Transfer to Stage 1		(25)	(31)
Transfer to Stage 2		7	7
Transfer to Stage 3		(8)	(9)
Net remeasurement of loss allowance		26	42
Derecognitions and maturities		(4)	(6)
Total PCL		(4)	3
Foreign exchange and other		(1)	1
Ending balance		33	38
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	357	326	357
Transfer to Stage 1		(161)	(200)
Transfer to Stage 2		85	105
Transfer to Stage 3		(109)	(162)
Net remeasurement of loss allowance		232	272
Derecognitions and maturities		(40)	(50)
Total PCL		7	(35)
Foreign exchange and other			4
Ending balance		333	326
Stage Two [Member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	254	219	254
Transfer to Stage 1		(107)	(177)
Transfer to Stage 2		21	37
Transfer to Stage 3		(173)	(195)
Net remeasurement of loss allowance		288	342
Derecognitions and maturities		(24)	(42)
Total PCL		5	(35)
Foreign exchange and other		1
Ending balance		225	219
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	410	408	410
Transfer to Stage 1		(187)	(128)
Transfer to Stage 2		65	66
Transfer to Stage 3		(66)	(61)
Net remeasurement of loss allowance		353	203
Derecognitions and maturities		(82)	(86)
Model changes			(3)
Total PCL		83	(9)
Foreign exchange and other		5	7
Ending balance		496	408
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance		397
Ending balance		485	397
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance		370
Ending balance		463	370
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance		27
Ending balance		22	27
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	49	44	49
Transfer to Stage 1		(2)	(3)
Transfer to Stage 2		(5)	(6)
Transfer to Stage 3		8	9
Net remeasurement of loss allowance		15	19
Total PCL		16	19
Write-offs		(19)	(20)
Recoveries of previous write-offs		13	7
Foreign exchange and other		(16)	(11)
Ending balance		38	44
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	137	144	137
Transfer to Stage 1		(13)	(14)
Transfer to Stage 2		(67)	(83)
Transfer to Stage 3		114	166
Net remeasurement of loss allowance		167	162
Total PCL		201	231
Write-offs		(306)	(301)
Recoveries of previous write-offs		118	92
Foreign exchange and other		(21)	(15)
Ending balance		136	144
Stage three [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3		174	196
Net remeasurement of loss allowance		72	20
Total PCL		246	216
Write-offs		(339)	(319)
Recoveries of previous write-offs		93	103
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	$ 234	209	234
Transfer to Stage 1		(14)	(8)
Transfer to Stage 2		(15)	(35)
Transfer to Stage 3		67	62
Net remeasurement of loss allowance		250	215
Total PCL		288	234
Write-offs		(203)	(297)
Recoveries of previous write-offs		66	59
Foreign exchange and other		(49)	(21)
Ending balance		$ 311	$ 209